Property and Equipment (Details) - USD ($)	Sep. 30, 2015	Sep. 30, 2014
Property details
Computers and office equipment	$ 8,486	$ 7,389
Automotive equipment	15,042	15,042
Mine equipment	532,493	500,000
Equipment structures and other	79,289	31,925
Permits	16,227	16,227
Gross property and Equipment	651,537	570,583
Less: Accumulated depreciation	(63,470)	(3,017)
Net property and equipment	588,067	567,566
Depreciation expense for the period	$ 60,453	$ 2,087